Retirement plans liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Summary of net defined benefit liability (asset)
Changes in the period

	2023	2022

As of January, 1	45,733,815	31,921,400
Contributions received	3,333,361	3,007,321
Transfer with third party plans	5,562,491	10,580,681
Withdraws	(3,847,214)	(3,441,303)
Claims paid	(210)	—
Other provisions (Constitution/Reversion)	9,185	54,828
Monetary correction and interest income	5,617,647	3,610,888
As of December, 31	56,409,075	45,733,815